Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

	As of December 31,
	2011	2010
In millions
Raw materials and supplies	$121.6	$104.8
Goods and work-in-process	97.7	58.0
Finished goods	102.5	51.8
Total inventories	$321.8	$214.6

SunEdison inventories of $58.4 million at December 31, 2011 and $55.3 million at December 31, 2010, consist of raw materials and supplies not allocated to a solar energy system. Included in the table above at December 31, 2011, we had $28.5 million of finished goods inventory held on consignment, compared to $25.0 million at December 31, 2010.
Due to adverse solar market conditions and related price decreases, which led to the slowdown of solar wafer production at our Kuching, Malaysia and Portland, Oregon plants and the shuttering of our Merano, Italy plant, as further described in Note 3, we recorded a lower of cost or market charge on our raw materials and supplies inventory of $53.7 million in the year ended December 31, 2011. In addition to the raw materials and supplies inventory charges, we recorded charges of approximately $30.2 million for goods and work-in-process and $29.7 million for finished goods inventory in the year ended December 31, 2011, primarily related to the adverse solar market conditions which lead to underutilization of our Kuching solar wafering plant.
Due to the earthquake in Japan on March 11, 2011, wafer production in our semiconductor wafer plant in Japan was suspended from that time through April 12, 2011. Due to the unplanned downtime, we recorded $14.9 million in the year ended December 31, 2011 as period charges to cost of goods sold for the under absorption of production costs. We had no similar adjustments during the year ended December 31, 2010 and 2009.
During the year ended December 31, 2010, there were inventory charges totaling $0.4 million for goods and work-in-process and $2.1 million for finished goods. No such charges occurred during the year ended December 31, 2010 for raw materials and supplies. During the year ended December 31, 2009, there were inventory charges totaling $0.6 million for raw materials and supplies, $1.1 million for goods and work-in-process and $4.1 million for finished goods.